Capital leases (Details)	6 Months Ended
	Jun. 30, 2015 USD ($) Subsidiary	Dec. 31, 2014 USD ($)
Capital leases [Abstract]
Number of subsidiaries under capital lease arrangement | Subsidiary	2
Repaid amount under capital lease	$ 17,900,000
Capital Lease Obligations [Abstract]
Current portion of capital lease obligations	1,779,526	$ 1,702,981
Non-current portion of capital lease obligations	26,201,233	$ 27,097,348
Total capital lease obligations	27,980,759
Future Minimum Payments [Abstract]
2015	1,933,104
2016	3,845,196
2017	3,834,690
2018	23,705,540
Total minimum lease payments	33,318,530
Less amount representing interest	(5,337,771)
Net minimum lease payments	27,980,759
Vessel and Equipment [Member]
Capital Leased Assets [Line Items]
Vessels and equipment	44,525,446
Accumulated depreciation	(6,827,643)
Total	$ 37,697,803